UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Mutual Fund®
Investment portfolio

July 31, 2009
unaudited

Common stocks — 83.38%	Shares	Value (000)

ENERGY — 8.00%
Apache Corp.	123,400	$10,360
Baker Hughes Inc.	940,000	38,070
BJ Services Co.	4,814,837	68,274
Chevron Corp.	1,973,911	137,128
ConocoPhillips	3,925,000	171,562
Devon Energy Corp.	1,625,000	94,396
EOG Resources, Inc.	231,600	17,145
Halliburton Co.	1,200,000	26,508
Hess Corp.	822,200	45,386
Marathon Oil Corp.	5,353,600	172,654
Royal Dutch Shell PLC, Class A (ADR)	3,980,000	209,507
Schlumberger Ltd.	880,400	47,101
Smith International, Inc.	350,000	8,795
Spectra Energy Corp	3,930,500	72,164
Sunoco, Inc.	500,000	12,345
		1,131,395

MATERIALS — 3.02%
Air Products and Chemicals, Inc.	1,662,800	124,045
Dow Chemical Co.	750,000	15,877
International Paper Co.	1,250,000	23,512
MeadWestvaco Corp.	6,209,864	121,031
Monsanto Co.	220,700	18,539
Potash Corp. of Saskatchewan Inc.	210,000	19,532
Praxair, Inc.	1,114,500	87,132
Weyerhaeuser Co.	500,000	17,520
		427,188

INDUSTRIALS — 14.60%
3M Co.	1,537,000	108,389
Avery Dennison Corp.	3,450,000	92,218
Boeing Co.	2,585,000	110,922
Burlington Northern Santa Fe Corp.	2,082,400	163,656
Cintas Corp.	1,385,000	34,874
CSX Corp.	2,742,500	110,029
Eaton Corp.	400,000	20,768
Emerson Electric Co.	1,300,000	47,294
General Dynamics Corp.	770,000	42,650
General Electric Co.	8,417,500	112,794
Illinois Tool Works Inc.	850,000	34,467
Ingersoll-Rand PLC	1,300,000	37,544
Lockheed Martin Corp.	1,110,000	82,984
Manpower Inc.	740,000	35,483
Northrop Grumman Corp.	1,300,000	57,954
Pentair, Inc.	1,800,000	49,176
Pitney Bowes Inc.	3,050,000	62,983
Precision Castparts Corp.	314,000	25,060
R.R. Donnelley & Sons Co.	6,212,657	86,356
Rockwell Automation	1,250,000	51,763
Southwest Airlines Co.	4,450,000	34,933
Tyco International Ltd.	1,245,300	37,633
Union Pacific Corp.	1,914,600	110,128
United Parcel Service, Inc., Class B	3,550,000	190,742
United Technologies Corp.	3,700,000	201,539
Waste Management, Inc.	4,345,000	122,138
		2,064,477

CONSUMER DISCRETIONARY — 7.70%
Carnival Corp., units	655,000	18,333
Darden Restaurants, Inc.	3,365,000	108,992
Harley-Davidson, Inc.	2,408,000	54,421
Home Depot, Inc.	750,000	19,455
Johnson Controls, Inc.	5,990,000	155,021
Leggett & Platt, Inc.	3,753,400	65,122
Lowe’s Companies, Inc.	3,200,400	71,881
Mattel, Inc.	4,500,000	79,110
News Corp., Class A	3,850,000	39,771
Omnicom Group Inc.	1,500,000	51,000
Staples, Inc.	1,600,000	33,632
Target Corp.	2,570,000	112,103
Time Warner Inc.	4,002,666	106,711
Toyota Motor Corp. (ADR)	190,000	15,994
VF Corp.	1,150,000	74,394
YUM! Brands, Inc.	2,340,000	82,976
		1,088,916

CONSUMER STAPLES — 6.55%
Avon Products, Inc.	2,690,000	87,102
Coca-Cola Co.	1,850,000	92,204
ConAgra Foods, Inc.	950,000	18,648
General Mills, Inc.	750,000	44,183
H.J. Heinz Co.	1,600,000	61,536
Kellogg Co.	2,685,600	127,566
Kimberly-Clark Corp.	1,900,000	111,055
Kraft Foods Inc., Class A	1,500,000	42,510
PepsiCo, Inc.	2,445,000	138,754
Procter & Gamble Co.	1,125,000	62,449
Sara Lee Corp.	6,193,800	65,902
Wal-Mart Stores, Inc.	1,480,000	73,822
		925,731

HEALTH CARE — 10.44%
Abbott Laboratories	4,179,600	188,040
Amgen Inc.[1]	630,000	39,255
AstraZeneca PLC (ADR)	1,295,000	60,140
Bristol-Myers Squibb Co.	4,662,500	101,363
Cardinal Health, Inc.	1,305,000	43,457
Eli Lilly and Co.	2,760,000	96,296
Johnson & Johnson	600,000	36,534
Medtronic, Inc.	3,452,000	122,270
Merck & Co., Inc.	10,685,000	320,657
Novartis AG (ADR)	4,015,000	183,164
Pfizer Inc	9,895,000	157,627
Schering-Plough Corp.	4,800,000	127,248
		1,476,051

FINANCIALS — 3.10%
Allstate Corp.	700,000	18,837
Arthur J. Gallagher & Co.	1,037,331	23,755
Bank of America Corp.	3,029,022	44,799
Bank of New York Mellon Corp.	3,456,000	94,487
Capital One Financial Corp.	735,000	22,565
JPMorgan Chase & Co.	3,293,000	127,274
Lincoln National Corp.	413,300	8,758
Marsh & McLennan Companies, Inc.	925,000	18,889
Travelers Companies, Inc.	1,000,000	43,070
U.S. Bancorp	1,750,000	35,717
		438,151

INFORMATION TECHNOLOGY — 14.22%
Analog Devices, Inc.	700,000	19,159
Automatic Data Processing, Inc.	2,000,000	74,500
Cisco Systems, Inc.[1]	1,950,000	42,920
Google Inc., Class A1	57,000	25,254
Hewlett-Packard Co.	3,900,000	168,870
Intel Corp.	9,770,000	188,072
International Business Machines Corp.	2,953,000	348,247
KLA-Tencor Corp.	1,242,000	39,595
Linear Technology Corp.	3,845,000	103,315
Maxim Integrated Products, Inc.	4,660,000	82,575
Microchip Technology Inc.	5,094,925	137,206
Microsoft Corp.	16,429,198	386,415
Nokia Corp. (ADR)	500,000	6,670
Oracle Corp.	6,115,000	135,325
Paychex, Inc.	1,000,000	26,500
QUALCOMM Inc.	800,000	36,968
SAP AG (ADR)	1,031,000	48,715
Texas Instruments Inc.	4,100,000	98,605
Tyco Electronics Ltd.	900,000	19,323
Xilinx, Inc.	1,020,000	22,124
		2,010,358

TELECOMMUNICATION SERVICES — 6.67%
AT&T Inc.	16,995,597	445,795
CenturyTel, Inc.	9,097,822	285,581
Verizon Communications Inc.	6,612,612	212,066
		943,442

UTILITIES — 8.13%
Ameren Corp.	4,108,680	104,484
American Electric Power Co., Inc.	1,435,000	44,428
Dominion Resources, Inc.	2,800,000	94,640
DTE Energy Co.	750,000	25,845
Duke Energy Corp.	3,800,000	58,824
Exelon Corp.	3,893,720	198,034
FirstEnergy Corp.	2,552,900	105,179
PPL Corp.	3,252,000	109,885
Progress Energy, Inc.	2,346,900	92,562
Public Service Enterprise Group Inc.	2,575,000	83,559
Questar Corp.	3,000,000	99,210
Southern Co.	1,250,000	39,250
Xcel Energy Inc.	4,745,000	94,615
		1,150,515

MISCELLANEOUS — 0.95%
Other common stocks in initial period of acquisition		134,207

Total common stocks (cost: $12,029,941,000)		11,790,431

Preferred stocks — 0.86%	Shares

FINANCIALS — 0.86%
BAC Capital Trust XIV 5.63%[2]	5,825,000	3,438
JPMorgan Chase & Co., Series I, 7.90%[2]	87,080,000	83,020
PNC Preferred Funding Trust III 8.70%[2,3]	25,900,000	22,440
Wachovia Capital Trust III 5.80%[2]	14,885,000	9,753
Wells Fargo Capital XV 9.75%[2]	3,270,000	3,330

Total preferred stocks (cost: $112,951,000)		121,981

Warrants — 0.00%

FINANCIALS — 0.00%
Citigroup Inc., warrants, expire 2019[1,4]	26.538462	—

Total warrants (cost: $0)		—

Convertible securities — 0.80%

CONSUMER DISCRETIONARY — 0.02%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	22,000	2,860

FINANCIALS — 0.78%
Citigroup, Series M, Common Stock Equivalent[1,4]	26.538462	79,921
SLM Corp., Series C, 7.25% convertible preferred 2010	61,000	30,256
		110,177

Total convertible securities (cost: $115,340,000)		113,037

	Principal amount
Bonds & notes — 8.95%	(000)

ENERGY — 0.19%
Apache Corp. 6.00% 2013	$5,000	5,487
Chevron Corp. 3.95% 2014	5,000	5,216
Enbridge Energy Partners, LP 5.35% 2014	5,075	5,173
Kinder Morgan Energy Partners LP 6.75% 2011	2,750	2,898
Kinder Morgan Energy Partners LP 6.85% 2020	3,000	3,327
Shell International Finance B.V. 4.00% 2014	5,000	5,260
		27,361

INDUSTRIALS — 0.25%
Burlington Northern Santa Fe Corp. 6.75% 2011	5,000	5,412
Honeywell International Inc. 3.875% 2014	3,400	3,490
Lockheed Martin Corp. 4.121% 2013	1,450	1,491
Norfolk Southern Corp. 8.625% 2010	5,000	5,283
Northrop Grumman Corp. 7.75% 2016	4,420	5,189
PACCAR Inc, Series A, 6.375% 2012	5,000	5,400
PACCAR Inc, Series A, 6.875% 2014	5,000	5,539
Union Pacific Corp. 5.125% 2014	3,830	4,013
		35,817

CONSUMER DISCRETIONARY — 1.66%
AOL Time Warner Inc. 6.75% 2011	24,505	26,135
AOL Time Warner Inc. 6.875% 2012	8,436	9,214
Time Warner Inc. 5.50% 2011	13,875	14,710
Black & Decker Corp. 8.95% 2014	18,000	19,806
Comcast Cable Communications, Inc. 6.75% 2011	4,335	4,618
Hasbro, Inc. 6.125% 2014	3,750	3,873
Home Depot, Inc. 0.749% 2009[2]	20,593	20,576
Johnson Controls, Inc. 5.50% 2016	1,720	1,677
News America Inc. 6.90% 2019[3]	5,000	5,671
Staples, Inc. 7.75% 2011	9,380	9,990
Staples, Inc. 9.75% 2014	101,450	118,960
		235,230

CONSUMER STAPLES — 0.36%
Avon Products, Inc. 5.625% 2014	5,000	5,339
Coca-Cola Enterprises Inc. 3.75% 2012	5,000	5,231
ConAgra Foods, Inc. 5.875% 2014	5,000	5,456
CVS Caremark Corp. 2.15% 2010[2]	21,055	21,157
CVS Caremark Corp. 6.60% 2019	2,665	2,982
Safeway Inc. 6.25% 2014	5,900	6,471
SYSCO Corp. 5.375% 2019	4,000	4,200
		50,836

HEALTH CARE — 0.70%
Abbott Laboratories 5.125% 2019	5,000	5,292
Aetna Inc. 5.75% 2011	1,962	2,059
Aetna Inc. 7.875% 2011	435	465
Amgen Inc. 6.90% 2038	20,000	24,139
Cardinal Health, Inc. 0.865% 2009[2]	8,837	8,817
Cardinal Health, Inc. 6.75% 2011	11,988	12,608
Cardinal Health, Inc. 5.65% 2012	2,800	2,907
Eli Lilly and Co. 3.55% 2012	4,250	4,416
Merck & Co., Inc. 1.875% 2011	3,765	3,797
Novartis Capital Corp. 4.125% 2014	5,000	5,220
Pfizer Inc. 4.45% 2012	5,000	5,297
Roche Holdings Inc. 6.00% 2019[3]	10,000	10,908
UnitedHealth Group Inc. 4.125% 2009	7,196	7,199
UnitedHealth Group Inc. 0.789% 2010[2]	50	50
WellPoint, Inc. 5.00% 2011	5,000	5,126
		98,300

FINANCIALS — 2.59%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	5,239
American Express Bank 5.55% 2012	28,250	28,877
American Express Centurion Bank 0.346% 2009[2]	60	60
American Express Centurion Bank 5.55% 2012	18,870	19,289
American Express Co. 7.00% 2018	2,870	2,951
Bank of America Corp. 4.25% 2010	4,720	4,796
Bank of America Corp. 4.375% 2010	24,110	24,586
Bank of America Corp. 4.50% 2010	7,965	8,097
Bank of America Corp. 6.50% 2016	7,000	7,131
Capital One Bank 8.80% 2019	1,330	1,445
Capital One Financial Corp. 0.93% 2009[2]	40,354	40,313
Capital One Financial Corp. 5.70% 2011	4,410	4,565
Capital One Financial Corp. 6.25% 2013	1,870	1,882
Capital One Financial Corp. 5.50% 2015	385	374
Capital One Financial Corp. 6.15% 2016	1,272	1,139
Capital One Financial Corp. 5.25% 2017	1,009	910
Capital One Financial Corp. 6.75% 2017	1,180	1,167
Citigroup Funding Inc., Series D, 1.351% 2009[2]	10,000	9,996
Citigroup Funding Inc., Series D, 2.036% 2010[2]	34,400	34,013
Citigroup Inc. 0.631% 2009[2]	9,680	9,625
Citigroup Inc. 1.004% 2010[2]	18,280	17,919
Citigroup Inc. 4.125% 2010	11,915	11,966
Citigroup Inc. 4.625% 2010	2,890	2,906
Citigroup Inc. 6.125% 2017	7,000	6,448
ERP Operating LP 5.50% 2012	1,950	1,981
ERP Operating LP 6.625% 2012	5,500	5,682
ERP Operating LP 6.584% 2015	3,500	3,434
ERP Operating LP 5.125% 2016	2,400	2,219
ERP Operating LP 5.375% 2016	13,404	12,421
ERP Operating LP 5.75% 2017	39,855	38,159
ERP Operating LP 7.125% 2017	5,000	5,077
JPMorgan Chase & Co. 4.75% 2013	5,000	5,227
Kimco Realty Corp. 5.304% 2011	2,500	2,459
MassMutual Global Funding II, 3.625% 2012[3]	5,250	5,262
MetLife Global Funding 5.125% 2014[3]	3,000	3,017
Metropolitan Life Global Funding I, 5.125% 2013[3]	1,665	1,699
National City Preferred Capital Trust I 12.00% (undated)[2]	8,920	9,366
PNC Funding Corp. 0.688% 2014[2]	5,000	4,378
Simon Property Group, LP 6.75% 2014	5,000	5,177
Wells Fargo & Co. 7.98% (undated)[2]	14,618	12,663
Wells Fargo Capital XIII 7.70% (undated)[2]	2,300	2,002
		365,917

INFORMATION TECHNOLOGY — 0.09%
KLA-Tencor Corp. 6.90% 2018	13,700	13,284

TELECOMMUNICATION SERVICES — 0.25%
AT&T Inc. 4.85% 2014	5,000	5,327
Telecom Italia Capital SA 6.175% 2014	5,000	5,377
Verizon Communications Inc. 5.55% 2014[3]	5,000	5,443
Verizon Communications Inc. 8.50% 2018[3]	15,000	19,081
		35,228

UTILITIES — 0.20%
FPL Group Capital, Inc. 7.875% 2015	20,000	24,146
Progress Energy, Inc. 6.05% 2014	3,500	3,779
		27,925

MORTGAGE-BACKED OBLIGATIONS[5] — 1.49%
DEPFA ACS Bank 4.75% 2010	3,980	3,902
Fannie Mae 4.50% 2023	17,737	18,250
Fannie Mae 5.50% 2023	16,234	17,050
Fannie Mae 4.00% 2024	49,700	50,234
Fannie Mae 4.00% 2024	24,218	24,485
Fannie Mae 4.00% 2024	19,797	20,009
Fannie Mae 4.50% 2024	49,670	51,059
Fannie Mae 5.00% 2039	24,966	25,578
		210,567

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 1.17%
Fannie Mae 2.50% 2014	50,775	50,265
Freddie Mac 1.75% 2012	50,240	50,213
U.S. Treasury 0.875% 2011	20,000	20,011
U.S. Treasury 1.875% 2012	10,000	10,089
U.S. Treasury 1.875% 2014	5,000	4,870
U.S. Treasury 3.25% 2016	10,000	10,092
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.50% 2011	10,000	10,021
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	10,000	10,169
		165,730

Total bonds & notes (cost: $1,188,194,000)		1,266,195

Short-term securities — 5.91%

Coca-Cola Co. 0.23% due 8/20/2009[3]	16,300	16,298
Emerson Electric Co. 0.20% due 8/10/2009[3]	25,000	24,999
Fannie Mae 0.18% due 9/25/2009	27,200	27,192
Federal Home Loan Bank 0.13%–0.42% due 8/6–9/18/2009	348,995	348,966
Freddie Mac 0.20%–0.54% due 8/24–9/9/2009	79,300	79,287
General Electric Capital Corp. 0.18% due 8/3/2009	33,500	33,499
JPMorgan Chase & Co. 0.18% due 8/21/2009	1,500	1,500
Jupiter Securitization Co., LLC 0.22%–0.23% due 8/13–8/21/2009[3]	57,200	57,194
NetJets Inc. 0.18%–0.20% due 8/25–8/27/2009[3]	52,100	52,093
Paccar Financial Corp. 0.16% due 8/6/2009	12,500	12,500
Park Avenue Receivables Co., LLC 0.20%–0.25% due 8/5–8/12/2009[3]	56,612	56,608
Pfizer Inc 0.21% due 8/18/2009[3]	20,000	19,998
Procter & Gamble International Funding S.C.A. 0.21% due 8/19/2009[3]	25,000	24,997
U.S. Treasury Bills 0.25% due 9/17/2009	24,900	24,895
Wal-Mart Stores Inc. 0.55% due 9/21/2009[3]	55,000	54,977

Total short-term securities (cost: $834,944,000)		835,003

Total investment securities (cost: $14,281,370,000)		14,126,647
Other assets less liabilities		13,869

Net assets		$14,140,516

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Coupon rate may change periodically.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $380,685,000, which represented 2.69% of the net assets of the fund.

[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $79,921,000, which represented .57% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Energy	$1,131,395	$—	$—	$1,131,395
Materials	427,188	—	—	427,188
Industrials	2,064,477	—	—	2,064,477
Consumer discretionary	1,088,916	—	—	1,088,916
Consumer staples	925,731	—	—	925,731
Health care	1,476,051	—	—	1,476,051
Financials	438,151	—	—	438,151
Information technology	2,010,358	—	—	2,010,358
Telecommunication services	943,442	—	—	943,442
Utilities	1,150,515	—	—	1,150,515
Miscellaneous	134,207	—	—	134,207
Preferred stocks	—	121,981	—	121,981
Convertible securities	2,860	110,177	—	113,037
Bonds & notes:
Corporate bonds & notes	—	889,898	—	889,898
Mortgage-backed obligations	—	210,567	—	210,567
Bonds & notes of U.S. government & government agencies	—	165,730	—	165,730
Short-term securities	—	835,003	—	835,003
Total	$11,793,291	$2,333,356	$—	$14,126,647

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,392,761
Gross unrealized depreciation on investment securities	(1,552,205)
Net unrealized depreciation on investment securities	(159,444)
Cost of investment securities for federal income tax purposes	14,286,091

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-903-0909O-S21427

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: September 28, 2009

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: September 28, 2009